Employee Benefits Expenses	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [text block] [Abstract]
Disclosure of employee benefits [text block]
22.	Employee benefits expenses

(a)	Employee benefits expenses are made up as follow:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Wages and salaries	128,809	107,128	95,684
Legal bonuses	16,837	15,156	14,133
Vacations	15,461	14,305	12,572
Workers‘ profit sharing, note 14	15,169	15,712	21,554
Social contributions	25,468	21,523	20,626
Long-term compensation, note 14	6,523	9,495	11,401
Cessation payments	2,044	3,524	9,201
Training	860	2,344	2,557
Others	1,191	1,370	1,214

	212,362	190,557	188,942

(b)	Employee benefits expenses are allocated as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Cost of sales, note 19	101,185	84,190	76,523
Administrative expenses, note 20	84,359	84,660	94,437
Selling and distribution expenses, note 21	26,818	21,707	17,982

	212,362	190,557	188,942